CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In-Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Redeemable Convertible Preferred Stock
Beginning balance at Dec. 31, 2023						$ 320,161
Beginning balance (in shares) at Dec. 31, 2023						277,238,979
Beginning balance at Dec. 31, 2023	$ (261,028)		$ 17,676	$ (277,865)	$ (839)
Beginning balance, (in shares) at Dec. 31, 2023		356,356
Issuance of Series G preferred shares, net of offering costs						$ 57,989
Issuance of Series G preferred shares, net of offering costs (in shares)						64,257,179
Issuance of warrants	1,940		1,940
Exercise of stock options	$ 854		854
Exercise of stock options (in shares)	78,374	78,364
Stock-based compensation	$ 5,174		5,174
Deemed dividend			2,724	(2,724)
Currency translation adjustment	319				319
Net loss	(39,661)			(39,661)
Ending balance at Dec. 31, 2024	378,150					$ 378,150
Ending balance (in shares) at Dec. 31, 2024						341,496,158
Ending balance at Dec. 31, 2024	(292,402)		28,368	(320,250)	(520)
Ending balance, (in shares) at Dec. 31, 2024		434,720
Exercise of stock options	148		148
Exercise of stock options (in shares)		13,821
Stock-based compensation	851		851
Currency translation adjustment	(30)				(30)
Net loss	(8,284)			(8,284)
Ending balance at Mar. 31, 2025	(299,717)		29,367	(328,534)	(550)
Ending balance, (in shares) at Mar. 31, 2025		448,541
Beginning balance at Dec. 31, 2024	378,150					$ 378,150
Beginning balance (in shares) at Dec. 31, 2024						341,496,158
Beginning balance at Dec. 31, 2024	(292,402)		28,368	(320,250)	(520)
Beginning balance, (in shares) at Dec. 31, 2024		434,720
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, Shares						(341,496,158)
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value						$ (378,150)
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, Shares		12,729,240
Conversion of redeemable convertible preferred stock into common stock in connection with initial public offering, value	378,150		378,150
Issuance of common stock in connection with follow-on offering, net of deferred offering costs, underwriting discounts and commissions (in shares)		4,600,000
Issuance of common stock in connection with follow-on offering, net of deferred offering costs, underwriting discounts and commissions, Value	99,543		99,543
Settlement of warrant liability	173		173
Exercise of warrants (in shares)		435,013
Exercise of warrants	5,702		5,702
Exercise of stock options	$ 839		839
Exercise of stock options (in shares)	117,955	117,955
Stock-based compensation	$ 6,835		6,835
Currency translation adjustment	80				80
Net loss	(36,461)			(36,461)
Ending balance at Dec. 31, 2025	0
Ending balance (in shares) at Dec. 31, 2025						341,496,158
Ending balance at Dec. 31, 2025	162,459		519,610	(356,711)	(440)
Ending balance, (in shares) at Dec. 31, 2025		18,316,928
Issuance of common stock in connection with follow-on offering, net of deferred offering costs, underwriting discounts and commissions (in shares)		2,636,651
Issuance of common stock in connection with follow-on offering, net of deferred offering costs, underwriting discounts and commissions, Value	75,344		75,344
Exercise of warrants (in shares)		238,931
Exercise of warrants	3,010		3,010
Exercise of stock options	1,090		1,090
Exercise of stock options (in shares)		90,267
Stock-based compensation	3,362		3,362
Currency translation adjustment	65				65
Net loss	(10,171)			(10,171)
Ending balance at Mar. 31, 2026	$ 235,159		$ 602,416	$ (366,882)	$ (375)
Ending balance, (in shares) at Mar. 31, 2026		21,359,204
RSUs vested (in shares)		76,427